Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Investment securities available for sale	$ 440,097	$ 443,182
Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale	119	847
Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		25,442
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Assets:
Investment securities available for sale	2,500	10,011
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member]
Assets:
Investment securities available for sale	4,407	4,949
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	318,064	354,978
Fair Value, Measurements, Recurring [Member] | Other Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	293	286
Fair Value, Measurements, Recurring [Member] | State and Municipal Securities [Member]
Assets:
Investment securities available for sale	30,453	40,170
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Assets:
Investment securities available for sale	7,967	5,882
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets:
Investment securities available for sale	3,184	1,464
Fair Value, Measurements, Recurring [Member] | Hedged Commercial Loans [Member]
Assets:
Investment securities available for sale	22,435	30,454
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Loans Held-for-Sale [Member]
Assets:
Investment securities available for sale	20,662	99,013
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale	119	847
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	23,299	40,594
Liabilities:
Derivative instruments, liabilities	23,526	40,646
Fair Value, Measurements, Recurring [Member] | Interest Rate Floor [Member]
Assets:
Investment securities available for sale	132	275
Liabilities:
Derivative instruments, liabilities	132	275
Fair Value, Measurements, Recurring [Member] | Fair Value Interest Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	1,635	3,503
Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets:
Investment securities available for sale	73,229
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Assets:
Investment securities available for sale	2,500	10,011
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets:
Investment securities available for sale	3,184	1,464
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		25,442
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member]
Assets:
Investment securities available for sale	4,407	4,949
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	318,064	354,978
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	293	286
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | State and Municipal Securities [Member]
Assets:
Investment securities available for sale	30,453	40,170
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Hedged Commercial Loans [Member]
Assets:
Investment securities available for sale	22,435	30,454
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Loans Held-for-Sale [Member]
Assets:
Investment securities available for sale	20,662	99,013
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	23,299	40,594
Liabilities:
Derivative instruments, liabilities	23,526	40,646
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Floor [Member]
Assets:
Investment securities available for sale	132	275
Liabilities:
Derivative instruments, liabilities	132	275
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value Interest Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	1,635	3,503
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets:
Investment securities available for sale	73,229
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Assets:
Investment securities available for sale	7,967	5,882
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale	$ 119	$ 847